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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2003

                 Check here if Amendment [ ]; Amendment Number:
    This Amendment (check only one.)            [ ] is a restatement.
                                                [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                          NAME: CORUS BANKSHARES, INC.
                          ADDRESS: 3959 N. LINCOLN AVE.
                                CHICAGO, IL 60613

                         Form 13F File Number: 28-10052

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.




Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael E. Dulberg
Title: First Vice President and Chief Accounting Officer
Phone: 773-832-3473

Signature, Place, and Date of Signing:

/s/ Michael E. Dulberg     Chicago, IL      April 16, 2003

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $ 134,886
                                           (thousands)

List of Other Included Managers:           None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



None

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                                                     FORM 13F INFORMATION TABLE

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COLUMN 1                           COLUMN 2   COLUMN 3 COLUMN 4      COLUMN 5            COLUMN 6    COLUMN 7       COLUMN 8
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NAMES OF                           TITLE OF             VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
 ISSUER                             CLASS      CUSIP   [x$1000]  PRN AMT   PRN   CALL   DISCRETION   MANAGERS  SOLE   SHARED   NONE
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
AMCORE FINL INC                 COMMON SHARES  023912108  3,102  142,500    SH           SOLE                 142,500
AMSOUTH BANCORPORATION          COMMON SHARES  032165102  9,264  466,015    SH           SOLE                 466,015
ASSOCIATED BANC CORP            COMMON SHARES  045487105  2,612   80,786    SH           SOLE                  80,786
BANK OF AMERICA CORPORATION     COMMON SHARES  060505104  6,676   99,873    SH           SOLE                  99,873
BANK NEW YORK INC               COMMON SHARES  064057102  2,050  100,000    SH           SOLE                 100,000
BANK ONE CORP                   COMMON SHARES  06423A103  4,767  137,700    SH           SOLE                 137,700
BANKNORTH GROUP INC NEW         COMMON SHARES  06646R107  1,963   90,000    SH           SOLE                  90,000
CHARTER ONE FINL INC            COMMON SHARES  160903100  9,364  338,538    SH           SOLE                 338,538
CITIGROUP INC                   COMMON SHARES  172967101  7,751  225,000    SH           SOLE                 225,000
COMERICA INC                    COMMON SHARES  200340107 12,853  339,300    SH           SOLE                 339,300
COMMERCE BANCSHARES INC         COMMON SHARES  200525103    992   27,135    SH           SOLE                  27,135
COMPASS BANCSHARES INC          COMMON SHARES  20449H109  3,401  108,750    SH           SOLE                 108,750
FIDELITY BANCORP INC DEL        COMMON SHARES  31583B105  2,444   82,500    SH           SOLE                  82,500
1ST SOURCE CORP                 COMMON SHARES  336901103    243   18,992    SH           SOLE                  18,992
FIRST VA BANKS INC              COMMON SHARES  337477103  1,050   26,775    SH           SOLE                  26,775
FLEETBOSTON FINL CORP           COMMON SHARES  339030108 10,124  423,960    SH           SOLE                 423,960
HIBERNIA CORP                   COMMON SHARES  428656102  2,615  154,200    SH           SOLE                 154,200
JP MORGAN CHASE & CO            COMMON SHARES  46625H100  7,566  319,100    SH           SOLE                 319,100
MAF BANCORP INC                 COMMON SHARES  55261R108  7,003  208,125    SH           SOLE                 208,125
MELLON FINL CORP                COMMON SHARES  58551A108  2,126  100,000    SH           SOLE                 100,000
MERCANTILE BANKSHARES CORP      COMMON SHARES  587405101  1,986   58,500    SH           SOLE                  58,500
MERRILL LYNCH & CO INC          COMMON SHARES  590188108  4,673  132,000    SH           SOLE                 132,000
MORGAN STANLEY DEAN WITTER&CO   COMMON SHARES  617446448  3,145   82,000    SH           SOLE                  82,000
NATIONAL CITY CORP              COMMON SHARES  635405103  2,075   74,520    SH           SOLE                  74,520
PROVIDENT BANCSHARES CORP       COMMON SHARES  743859100  1,010   43,758    SH           SOLE                  43,758
SOUTHTRUST CORP                 COMMON SHARES  844730101  5,001  195,900    SH           SOLE                 195,900
SUNTRUST BKS INC                COMMON SHARES  867914103  2,527   48,000    SH           SOLE                  48,000
U S BANCORP DEL                 COMMON SHARES  902973304  5,103  268,871    SH           SOLE                 268,871
UNION PLANTERS CORP             COMMON SHARES  908068109  3,774  143,555    SH           SOLE                 143,555
WACHOVIA CORP 2ND NEW           COMMON SHARES  929903102  7,626  223,840    SH           SOLE                 223,840
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